Vessels, Net and Other Fixed Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Useful life	30 years
Depreciation	$ 15,135,897	$ 15,135,897	$ 15,027,280
Other fixed assets
Property Plant And Equipment [Line Items]
Other fixed assets, gross	299,922	299,922
Other fixed assets, accumulated depreciation	197,524	137,542
Useful life	5 years
Depreciation	$ 59,982	$ 59,982	$ 60,232